SHARE CAPITAL AND SHARE PREMIUM - Summary of Movements in the Company's Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Capital [Roll Forward]
Beginning balance	$ 2,637,156	$ 1,657,048
Issuance of ordinary shares for private placements, net of issuance cost		234,410
Issuance of ordinary shares for registered direct offering, net of issuance cost		349,278
Issuance of ordinary shares for exercise of warrants		352,491
Exercise of share options	14,950	18,051
Reclassification of vesting of restricted share units	43,907	25,878
Ending balance	$ 2,696,013	$ 2,637,156
Number of shares in issue
Share Capital [Roll Forward]
Beginning balance (in shares)	363,822,069	330,134,480
Issuance of ordinary shares for private placements, net of issuance cost (in shares)		8,834,742
Issuance of ordinary shares for registered direct offering, net of issuance cost (in shares)		10,937,500
Issuance of ordinary shares for exercise of warrants (in shares)		10,000,000
Exercise of share options (in shares)	1,597,528	2,460,172
Reclassification of vesting of restricted share units (in shares)	1,878,718	1,455,175
Ending balance (in shares)	367,298,315	363,822,069
Share capital
Share Capital [Roll Forward]
Beginning balance	$ 36	$ 33
Issuance of ordinary shares for private placements, net of issuance cost		1
Issuance of ordinary shares for registered direct offering, net of issuance cost		1
Issuance of ordinary shares for exercise of warrants		1
Exercise of share options	0	0
Reclassification of vesting of restricted share units	1	0
Ending balance	37	36
Share premium
Share Capital [Roll Forward]
Beginning balance	2,637,120	1,657,015
Issuance of ordinary shares for private placements, net of issuance cost		234,409
Issuance of ordinary shares for registered direct offering, net of issuance cost		349,277
Issuance of ordinary shares for exercise of warrants		352,490
Exercise of share options	14,950	18,051
Reclassification of vesting of restricted share units	43,906	25,878
Ending balance	$ 2,695,976	$ 2,637,120